Income Tax -Geographic tax expense (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Income Tax -Geographic Tax Expense Details 2
Hong Kong		$ (29)	$ (2)
PRC
Others
Total		$ (29)	$ (2)